                               PANORAMA SERIES FUND, INC.
                            Government Securities Portfolio

Supplement dated March 27, 2008 to the Prospectus dated April 30, 2007 and to the Statement of Additional Information dated April 30, 2007, revised as of
May 25, 2007

     This supplement  replaces the supplement  dated December 3, 2007 and amends the Prospectus dated April 30, 2007 and the Statement of Additional  Information
dated April 30,  2007,  revised as of May 25,  2007,  of  Government  Securities
Portfolio (the "Portfolio"), by adding the following:

     The Board of Directors  of Panorama  Series  Fund,  Inc.,  on behalf of its series,  the Portfolio,  has  determined  that it is in the best interest of the
Portfolio's shareholders that the Portfolio reorganize with and into Oppenheimer
Core Bond  Fund/VA  ("Core Bond  Fund/VA").  The Board  unanimously  approved an
Agreement  and Plan of  Reorganization  to be entered into between the Portfolio and Core Bond Fund/VA,  whereby Core Bond Fund/VA will acquire all of the assets of the Portfolio in exchange for  newly-issued  shares of Core Bond Fund/VA (the
"Reorganization").  If the Reorganization  takes place,  Portfolio  shareholders
will  receive   Non-Service   shares  of  Core  Bond   Fund/VA.   Following  the
Reorganization, the Portfolio will liquidate and dissolve.

     The Reorganization is conditioned upon, among other things, approval by the
Portfolio's  shareholders.  Shareholders of record,  as of January 29, 2008, are entitled to vote on the  Reorganization  and have been  mailed a combined  proxy statement and  prospectus  describing  the  Reorganization  and the  shareholder meeting.  The combined proxy statement and prospectus was mailed to shareholders of record in mid March 2008. The anticipated date for the shareholder meeting is on  or  about  April  25,  2008  and,  if  approved  by  the  shareholders,  the
Reorganization would take place shortly thereafter.

March 27, 2008                                                        PS613.007